Condensed Consolidated Statements Of Changes In Stockholders' Equity - USD ($)	Total	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Class A Common Units [Member] Limited Liability Company Common Units [Member]	Class B Common Units [Member] Limited Liability Company Common Units [Member]	Class C Common Units [Member] Limited Liability Company Common Units [Member]	Mcap Acquisition Corp [Member]	Mcap Acquisition Corp [Member] Additional Paid-in Capital [Member]	Mcap Acquisition Corp [Member] Retained Earnings [Member]	Mcap Acquisition Corp [Member] Common Class A [Member] Common Stock [Member]	Mcap Acquisition Corp [Member] Common Class B [Member] Common Stock [Member]
Net income (loss)	$ 5,487,000
Balance at the beginning (in shares) at Dec. 31, 2018					26,000,000	17,333,333	34,250
Balance at the beginning at Dec. 31, 2018	47,548,000	$ 720,000	$ 3,495,000	$ 0	$ 26,000,000	$ 17,333,000	$ 0
Equity-based compensation	776,000	776,000	0
Exercises of options	3,000	3,000	0
Net income (loss)	5,487,000		5,487,000
Balance at the end (in shares) at Dec. 31, 2019					26,000,000	17,333,333	34,250
Balance at the end at Dec. 31, 2019	53,814,000	1,499,000	8,982,000	0	$ 26,000,000	$ 17,333,000	$ 0
Net income (loss)	(288,000)
Equity-based compensation	547,000	547,000	0	0	0	0
Exercises of options	33,000	33,000	0	0	$ 0	$ 0	$ 0
Exercises of options (Shares)					0	0	42,500
Net income (loss)	(812,000)	0	(288,000)	(524,000)	$ 0	$ 0	$ 0
Balance at the end (in shares) at Sep. 30, 2020					26,000,000	17,333,333	76,750
Balance at the end at Sep. 30, 2020	53,582,000	2,079,000	8,694,000	(524,000)	$ 26,000,000	$ 17,333,000	$ 0
Net income (loss)	7,327,000
Balance at the end at Dec. 31, 2020								$ 6,050	$ 24,209	$ (18,950)	$ 0	$ 791
Balance at the end (in shares) at Dec. 31, 2020											0	7,906,250
Balance at the beginning (in shares) at Dec. 31, 2019					26,000,000	17,333,333	34,250
Balance at the beginning at Dec. 31, 2019	53,814,000	1,499,000	8,982,000	0	$ 26,000,000	$ 17,333,000	$ 0
Equity-based compensation	657,000	657,000	0
Exercises of options	101,000	101,000	0
Exercises of options (Shares)							120,000
Net income (loss)	6,695,000		7,327,000	(632,000)
Balance at the end (in shares) at Dec. 31, 2020					26,000,000	17,333,333	154,250
Balance at the end at Dec. 31, 2020	61,267,000	2,257,000	16,309,000	(632,000)	$ 26,000,000	$ 17,333,000
Balance at the beginning at Nov. 11, 2020								0	0	0		$ 0
Balance at the beginning (in shares) at Nov. 11, 2020												0
Net income (loss)								(18,950)	0	(18,950)		$ 0
Issuance of Class B common stock to sponsor (Shares)												7,906,250
Issuance of Class B common stock to sponsor								25,000	24,209			$ 791
Balance at the end at Dec. 31, 2020								6,050	24,209	(18,950)	$ 0	$ 791
Balance at the end (in shares) at Dec. 31, 2020											0	7,906,250
Net income (loss)								(18,950)
Balance at the end (in shares) at Dec. 31, 2020					26,000,000	17,333,333	154,250
Balance at the end at Dec. 31, 2020	61,267,000	2,257,000	16,309,000	(632,000)	$ 26,000,000	$ 17,333,000
Sale of 31,625,000 Units, net of underwriter discount and offering costs								285,385,001	285,381,838	0	$ 3,163
Sale of Units, net of underwriting discounts (in shares)											31,625,000
Common stock subject to possible redemption								(316,266,317)	(285,406,047)	(30,857,107)	$ (3,163)
Common stock subject to possible redemption (in shares)											(31,625,000)
Net income (loss)								1,703,990		1,703,990
Balance at the end at Jun. 30, 2021								(29,171,276)	0	(29,172,067)	$ 0	$ 791
Balance at the end (in shares) at Jun. 30, 2021											0	7,906,250
Balance at the beginning at Dec. 31, 2020								6,050	24,209	(18,950)	$ 0	$ 791
Balance at the beginning (in shares) at Dec. 31, 2020											0	7,906,250
Net income (loss)	6,688,000							(2,896,263)
Balance at the end at Sep. 30, 2021								(33,775,599)	0	(33,776,390)	$ 0	$ 791
Balance at the end (in shares) at Sep. 30, 2021											0	7,906,250
Balance at the beginning (in shares) at Dec. 31, 2020					26,000,000	17,333,333	154,250
Balance at the beginning at Dec. 31, 2020	61,267,000	2,257,000	16,309,000	(632,000)	$ 26,000,000	$ 17,333,000
Equity-based compensation	382,000	382,000
Exercises of options	18,000	18,000
Exercises of options (Shares)							21,250
Net income (loss)	6,149,000		6,688,000	(539,000)				(2,896,263)
Balance at the end (in shares) at Sep. 30, 2021					26,000,000	17,333,333	175,500
Balance at the end at Sep. 30, 2021	67,816,000	2,657,000	22,997,000	(1,171,000)	$ 26,000,000	$ 17,333,000	$ 0
Balance at the beginning at Jun. 30, 2021								(29,171,276)	0	(29,172,067)	$ 0	$ 791
Balance at the beginning (in shares) at Jun. 30, 2021											0	7,906,250
Common stock subject to possible redemption								(4,070)		(4,070)
Net income (loss)								(4,600,253)		(4,600,253)
Balance at the end at Sep. 30, 2021								$ (33,775,599)	$ 0	$ (33,776,390)	$ 0	$ 791
Balance at the end (in shares) at Sep. 30, 2021											0	7,906,250
Balance at the end (in shares) at Sep. 30, 2021					26,000,000	17,333,333	175,500
Balance at the end at Sep. 30, 2021	$ 67,816,000	$ 2,657,000	$ 22,997,000	$ (1,171,000)	$ 26,000,000	$ 17,333,000	$ 0